Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Income per Share
Schedule of computation of basic and diluted net (loss) income per share attributable to ordinary shareholders

	Year Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2021	2022	2023
	Class A and Class B	Class A and Class B	Ordinary shares
Net income attributable to ordinary shareholders	1,314,131	976,571	1,009,494
Weighted average number of ordinary shares outstanding—basic	335,858,180	341,660,160	347,369,860
Plus: effect of dilutive stock options	1,713,550	253,540	—
Plus: effect of dilutive non-vested restricted share awards	246,000	67,010	52,720
Weighted average number of ordinary shares outstanding—diluted	337,817,730	341,980,710	347,422,580
Basic net income per share	3.91	2.86	2.91
Diluted net income per share	3.89	2.86	2.91

Schedule of antidilutive net (loss) income per share

	Years Ended December 31,
	2021	2022	2023
Share options	2,815,660	9,340,880	7,359,150
Non-vested restricted shares under share incentive plan	412,550	1,143,070	1,738,010
Total	3,228,210	10,483,950	9,097,160